American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2023

Diversified Bond - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 33.1%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,667,285
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,779,492
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	23,978,027
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,931,367
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	2,009,531
U.S. Treasury Bonds, 3.00%, 5/15/42	35,000,000	30,105,469
U.S. Treasury Bonds, 3.25%, 5/15/42	25,100,000	22,410,574
U.S. Treasury Bonds, 3.375%, 8/15/42	65,000,000	59,030,664
U.S. Treasury Bonds, 4.00%, 11/15/42	80,000,000	79,525,000
U.S. Treasury Bonds, 3.875%, 2/15/43	85,000,000	82,901,562
U.S. Treasury Bonds, 3.875%, 5/15/43(1)	42,500,000	41,477,344
U.S. Treasury Bonds, 3.75%, 11/15/43	8,000,000	7,650,156
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	865,859
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,888,070
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	6,162,969
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	4,025,098
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	4,025,391
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,773,064
U.S. Treasury Bonds, 2.875%, 5/15/49	6,000,000	4,963,594
U.S. Treasury Bonds, 2.25%, 8/15/49	17,000,000	12,362,188
U.S. Treasury Bonds, 2.375%, 11/15/49	8,000,000	5,978,594
U.S. Treasury Bonds, 2.00%, 2/15/50	15,000,000	10,291,113
U.S. Treasury Bonds, 1.25%, 5/15/50	9,500,000	5,347,275
U.S. Treasury Bonds, 1.625%, 11/15/50	1,000,000	621,582
U.S. Treasury Bonds, 3.00%, 8/15/52	12,000,000	10,207,500
U.S. Treasury Bonds, 4.00%, 11/15/52	111,000,000	114,052,500
U.S. Treasury Bonds, 3.625%, 2/15/53	11,500,000	11,040,000
U.S. Treasury Notes, 3.00%, 6/30/24(2)	30,000,000	29,293,591
U.S. Treasury Notes, 4.50%, 11/30/24(2)	6,000,000	5,937,188
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,881,172
U.S. Treasury Notes, 3.50%, 9/15/25	21,000,000	20,436,035
U.S. Treasury Notes, 2.625%, 12/31/25	8,000,000	7,620,938
U.S. Treasury Notes, 4.625%, 3/15/26	190,000,000	190,230,079
U.S. Treasury Notes, 3.625%, 5/15/26	99,000,000	96,598,477
U.S. Treasury Notes, 4.125%, 6/15/26	148,000,000	146,520,000
U.S. Treasury Notes, 0.875%, 6/30/26	23,000,000	20,728,301
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,206,396
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,574,316
U.S. Treasury Notes, 4.00%, 2/29/28	330,000,000	327,621,680
U.S. Treasury Notes, 1.25%, 4/30/28	33,600,000	29,359,969
U.S. Treasury Notes, 3.50%, 4/30/28	80,000,000	77,746,875
U.S. Treasury Notes, 3.625%, 5/31/28	212,400,000	207,770,343
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,094,922
U.S. Treasury Notes, 4.00%, 6/30/28	56,000,000	55,698,125
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,731,797
U.S. Treasury Notes, 1.875%, 2/28/29	15,000,000	13,342,383
U.S. Treasury Notes, 3.875%, 11/30/29	37,000,000	36,671,914
U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	4,957,422
U.S. Treasury Notes, 3.50%, 1/31/30	50,000,000	48,529,297

U.S. Treasury Notes, 3.625%, 3/31/30	80,000,000	78,295,846
U.S. Treasury Notes, 3.50%, 4/30/30	40,000,000	38,843,750
U.S. Treasury Notes, 3.75%, 5/31/30	82,000,000	80,866,094
U.S. Treasury Notes, 3.75%, 6/30/30	10,000,000	9,868,750
TOTAL U.S. TREASURY SECURITIES (Cost $2,175,276,949)		2,107,496,928
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.38%, (1-year H15T1Y plus 2.25%), 9/1/35	180,644	183,296
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.87%), 7/1/36	490,912	495,614
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	471,336	479,309
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.26%), 4/1/37	379,423	383,790
FHLMC, VRN, 4.24%, (12-month LIBOR plus 1.89%), 7/1/41	159,808	157,784
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.65%), 12/1/42	191,486	189,192
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.63%), 1/1/44	672,525	674,462
FHLMC, VRN, 4.86%, (12-month LIBOR plus 1.60%), 6/1/45	389,736	390,815
FHLMC, VRN, 4.20%, (12-month LIBOR plus 1.63%), 8/1/46	531,861	533,803
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	381,760	372,916
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	49,914	50,703
FNMA, VRN, 6.13%, (6-month LIBOR plus 1.57%), 6/1/35	199,928	202,948
FNMA, VRN, 6.32%, (6-month LIBOR plus 1.57%), 6/1/35	625,171	635,043
FNMA, VRN, 6.38%, (6-month LIBOR plus 1.57%), 6/1/35	261,047	265,293
FNMA, VRN, 5.89%, (6-month LIBOR plus 1.54%), 9/1/35	271,361	275,414
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	504,051	513,723
FNMA, VRN, 6.92%, (12-month LIBOR plus 1.61%), 4/1/46	573,903	584,849
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,110,281	1,049,453
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	635,784	600,680
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	211,832	210,276
FNMA, VRN, 4.81%, (12-month LIBOR plus 1.62%), 5/1/47	765,653	758,758
		9,008,121
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.4%
FHLMC, 6.00%, 9/1/35	1,074,453	1,117,530
FHLMC, 6.00%, 2/1/38	614,129	638,796
FHLMC, 2.50%, 3/1/42	81,268	70,618
FHLMC, 3.00%, 1/1/50	38,607,894	34,073,862
FHLMC, 3.50%, 5/1/50	5,059,501	4,658,825
FHLMC, 2.50%, 10/1/50	24,915,137	21,270,770
FHLMC, 2.50%, 5/1/51	8,974,867	7,659,248
FHLMC, 3.50%, 5/1/51	23,243,300	21,416,219
FHLMC, 3.00%, 7/1/51	12,938,047	11,464,227
FHLMC, 2.00%, 8/1/51	27,806,993	22,780,786
FHLMC, 2.50%, 8/1/51	26,169,734	22,275,549
FHLMC, 4.00%, 8/1/51	120,314	114,684
FHLMC, 2.50%, 10/1/51	15,353,199	13,187,260
FHLMC, 3.00%, 12/1/51	19,439,242	17,155,828
FHLMC, 3.00%, 2/1/52	19,293,516	17,076,363
FHLMC, 3.50%, 5/1/52	15,672,526	14,390,543
FHLMC, 4.00%, 5/1/52	23,650,536	22,222,240
FHLMC, 4.00%, 5/1/52	19,272,029	18,212,013
FHLMC, 3.00%, 6/1/52	9,257,923	8,197,092
FHLMC, 4.00%, 6/1/52	71,591,054	67,656,956
FHLMC, 5.00%, 7/1/52	12,090,160	11,952,672
FHLMC, 4.50%, 8/1/52	7,730,672	7,481,344
FHLMC, 4.50%, 10/1/52	42,597,342	41,064,357
FHLMC, 4.50%, 10/1/52	34,648,721	33,337,586

FHLMC, 5.50%, 11/1/52	9,377,812	9,375,907
FHLMC, 6.00%, 11/1/52	54,088,244	54,888,722
FHLMC, 5.50%, 12/1/52	9,069,505	9,056,705
FNMA, 6.00%, 12/1/33	436,680	450,978
FNMA, 2.00%, 5/1/36	14,753,754	13,102,116
FNMA, 2.00%, 1/1/37	24,881,481	22,084,542
FNMA, 6.00%, 9/1/37	798,776	828,619
FNMA, 6.00%, 11/1/37	728,172	754,486
FNMA, 4.50%, 4/1/39	816,300	806,619
FNMA, 4.50%, 5/1/39	2,345,596	2,317,780
FNMA, 6.50%, 5/1/39	419,172	437,503
FNMA, 4.50%, 9/1/39	744,479	733,717
FNMA, 4.50%, 10/1/39	3,892,851	3,846,676
FNMA, 4.50%, 11/1/40	537,490	531,120
FNMA, 3.50%, 12/1/40	80,713	75,671
FNMA, 4.00%, 8/1/41	3,532,295	3,398,468
FNMA, 4.50%, 9/1/41	464,389	457,675
FNMA, 3.50%, 10/1/41	3,255,427	3,050,064
FNMA, 3.50%, 12/1/41	2,587,532	2,424,204
FNMA, 4.00%, 12/1/41	1,494,254	1,437,626
FNMA, 3.50%, 2/1/42	3,775,157	3,536,892
FNMA, 2.50%, 3/1/42	83,906	72,927
FNMA, 3.50%, 5/1/42	764,610	716,358
FNMA, 2.50%, 6/1/42	83,994	73,534
FNMA, 3.50%, 6/1/42	9,949,211	9,321,348
FNMA, 3.50%, 8/1/42	6,624,328	6,206,191
FNMA, 3.50%, 9/1/42	1,115,064	1,043,732
FNMA, 4.00%, 11/1/45	1,272,442	1,213,181
FNMA, 4.00%, 11/1/45	1,122,925	1,072,832
FNMA, 4.00%, 2/1/46	1,981,918	1,892,891
FNMA, 4.00%, 4/1/46	3,228,786	3,085,087
FNMA, 3.00%, 5/1/50	3,448,623	3,111,920
FNMA, 2.50%, 6/1/50	26,154,737	22,408,753
FNMA, 2.50%, 12/1/50	11,544,849	9,833,297
FNMA, 2.00%, 3/1/51	3,692,259	3,030,905
FNMA, 4.00%, 5/1/51	475,100	455,058
FNMA, 3.00%, 6/1/51	1,711,554	1,523,867
FNMA, 2.50%, 12/1/51	24,616,979	20,932,697
FNMA, 2.00%, 2/1/52	7,451,826	6,126,846
FNMA, 2.50%, 2/1/52	10,742,271	9,173,401
FNMA, 3.00%, 2/1/52	33,544,891	29,681,203
FNMA, 3.00%, 2/1/52	18,803,354	16,642,335
FNMA, 2.00%, 3/1/52	49,953,635	40,988,012
FNMA, 2.50%, 3/1/52	30,957,940	26,480,689
FNMA, 3.00%, 4/1/52	11,612,862	10,277,939
FNMA, 3.50%, 4/1/52	8,888,221	8,115,201
FNMA, 4.00%, 4/1/52	24,729,968	23,342,053
FNMA, 4.00%, 4/1/52	11,199,875	10,587,754
FNMA, 4.00%, 4/1/52	8,301,252	7,810,221
FNMA, 2.50%, 5/1/52	49,744,808	42,364,994
FNMA, 3.00%, 5/1/52	17,968,389	15,987,881
FNMA, 3.50%, 5/1/52	42,906,832	39,162,303
FNMA, 3.50%, 5/1/52	36,158,917	33,047,039
FNMA, 3.50%, 5/1/52	27,967,314	25,801,054
FNMA, 4.00%, 5/1/52	35,719,855	33,594,912

FNMA, 3.00%, 6/1/52	7,310,350	6,505,136
FNMA, 4.50%, 7/1/52	20,282,532	19,514,970
FNMA, 5.00%, 8/1/52	57,903,941	56,834,929
FNMA, 4.50%, 9/1/52	14,958,687	14,550,271
FNMA, 5.00%, 9/1/52	17,337,612	17,140,448
FNMA, 5.50%, 10/1/52	28,130,768	28,024,595
FNMA, 5.50%, 1/1/53	50,285,116	50,255,156
FNMA, 6.50%, 1/1/53	51,687,440	52,810,420
FNMA, 5.00%, 2/1/53	12,197,424	11,961,528
GNMA, 7.00%, 4/20/26	381	382
GNMA, 7.50%, 8/15/26	988	993
GNMA, 8.00%, 8/15/26	286	289
GNMA, 8.00%, 6/15/27	1,762	1,760
GNMA, 6.50%, 3/15/28	2,466	2,516
GNMA, 6.50%, 5/15/28	6,077	6,200
GNMA, 7.00%, 5/15/31	7,319	7,537
GNMA, 6.00%, 7/15/33	262,985	273,640
GNMA, 4.50%, 8/15/33	544,307	533,708
GNMA, 6.00%, 9/20/38	206,252	215,903
GNMA, 5.50%, 11/15/38	290,739	294,615
GNMA, 5.50%, 11/15/38	119,337	119,924
GNMA, 5.50%, 1/15/39	333,147	343,281
GNMA, 6.00%, 1/20/39	77,607	81,264
GNMA, 6.00%, 2/20/39	73,138	76,578
GNMA, 4.50%, 4/15/39	426,510	417,678
GNMA, 4.50%, 6/15/39	624,761	617,530
GNMA, 5.00%, 9/15/39	19,156	19,265
GNMA, 5.50%, 9/15/39	25,736	26,663
GNMA, 5.00%, 10/15/39	298,098	299,788
GNMA, 4.50%, 1/15/40	564,541	557,476
GNMA, 4.00%, 11/20/40	746,881	725,662
GNMA, 4.00%, 12/15/40	275,001	265,096
GNMA, 4.50%, 12/15/40	1,230,335	1,216,075
GNMA, 4.50%, 6/15/41	224,141	221,568
GNMA, 3.50%, 4/20/42	1,703,238	1,603,649
GNMA, 3.50%, 6/20/42	5,503,215	5,183,221
GNMA, 3.50%, 3/20/43	242,012	228,485
GNMA, 3.50%, 4/20/43	1,487,449	1,402,312
GNMA, 3.00%, 4/20/50	9,180,818	8,282,953
GNMA, 3.00%, 5/20/50	9,375,310	8,453,582
GNMA, 3.00%, 6/20/50	14,036,484	12,676,359
GNMA, 3.00%, 7/20/50	24,804,945	22,353,742
GNMA, 2.00%, 10/20/50	84,528,230	71,533,299
GNMA, 2.50%, 11/20/50	32,450,313	27,568,477
GNMA, 2.50%, 2/20/51	23,669,093	20,609,052
GNMA, 3.50%, 2/20/51	2,348,539	2,198,225
GNMA, 3.50%, 6/20/51	16,757,789	15,590,890
GNMA, 2.50%, 9/20/51	20,613,647	17,884,340
GNMA, 2.50%, 12/20/51	38,039,718	32,979,869
GNMA, 5.00%, 4/20/53	30,174,328	29,673,068
GNMA, 5.50%, TBA	54,583,000	54,331,407
		1,614,725,647
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,690,796,523)		1,623,733,768

CORPORATE BONDS — 23.0%
Aerospace and Defense — 0.4%
Boeing Co., 5.81%, 5/1/50	6,402,000	6,384,064
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,547,954
Raytheon Technologies Corp., 4.125%, 11/16/28	10,366,000	9,990,794
Raytheon Technologies Corp., 3.125%, 7/1/50	3,150,000	2,284,643
Raytheon Technologies Corp., 5.375%, 2/27/53	4,600,000	4,781,494
		26,988,949
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	5,697,000	4,441,454
Automobiles — 0.5%
American Honda Finance Corp., 5.00%, 5/23/25	5,300,000	5,280,438
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,460,879
General Motors Financial Co., Inc., 5.85%, 4/6/30	4,220,000	4,187,164
Toyota Motor Credit Corp., 4.55%, 5/17/30	9,170,000	8,951,767
		30,880,248
Banks — 3.8%
Banco Santander SA, VRN, 1.72%, 9/14/27	6,600,000	5,734,674
Bank of America Corp., VRN, 1.73%, 7/22/27	15,290,000	13,658,974
Bank of America Corp., VRN, 2.88%, 10/22/30	36,705,000	31,630,860
Bank of America Corp., VRN, 2.57%, 10/20/32	4,280,000	3,487,711
Bank of America Corp., VRN, 4.57%, 4/27/33	7,380,000	6,942,475
Barclays PLC, VRN, 2.28%, 11/24/27	4,700,000	4,137,876
BNP Paribas SA, VRN, 2.22%, 6/9/26(3)	6,055,000	5,603,065
BNP Paribas SA, VRN, 5.34%, 6/12/29(3)	5,660,000	5,585,715
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	6,675,000	6,572,197
Citigroup, Inc., VRN, 3.07%, 2/24/28	6,089,000	5,606,785
Citigroup, Inc., VRN, 3.52%, 10/27/28	9,506,000	8,836,414
Citigroup, Inc., VRN, 4.41%, 3/31/31	3,100,000	2,916,344
Citigroup, Inc., VRN, 3.06%, 1/25/33	10,585,000	8,842,007
Commonwealth Bank of Australia, 5.32%, 3/13/26	7,497,000	7,521,555
Credit Agricole SA, 5.59%, 7/5/26(1)(3)	5,151,000	5,145,236
Danske Bank A/S, VRN, 1.55%, 9/10/27(3)	5,840,000	5,077,283
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	5,160,000	5,122,400
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	2,124,000	2,079,160
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	8,497,000	6,876,631
Intesa Sanpaolo SpA, 6.625%, 6/20/33(3)	4,410,000	4,397,712
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	6,578,000	5,911,721
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	14,917,000	12,804,487
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	10,613,000	8,982,758
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	7,070,000	5,874,980
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	2,714,000	2,694,267
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	4,391,000	3,498,384
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	2,765,000	2,753,988
Royal Bank of Canada, 6.00%, 11/1/27	8,510,000	8,718,082
Societe Generale SA, VRN, 2.23%, 1/21/26(3)	2,231,000	2,073,109
Societe Generale SA, VRN, 6.69%, 1/10/34(3)	5,350,000	5,450,496
Toronto-Dominion Bank, 2.45%, 1/12/32	5,135,000	4,216,566
Truist Bank, 3.625%, 9/16/25	2,057,000	1,922,699
Truist Bank, 3.30%, 5/15/26	5,996,000	5,501,201
Truist Bank, VRN, 2.64%, 9/17/29	4,384,000	4,048,584
U.S. Bancorp, VRN, 5.73%, 10/21/26	6,315,000	6,314,045
U.S. Bancorp, VRN, 5.78%, 6/12/29	3,950,000	3,951,459
Wells Fargo & Co., VRN, 3.20%, 6/17/27	3,855,000	3,622,142
Wells Fargo & Co., VRN, 4.90%, 7/25/33	4,700,000	4,510,841
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,710,000	6,670,263
		245,295,146

Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	15,830,000	15,407,943
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	7,777,000	7,439,733
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	2,740,000	2,547,923
PepsiCo, Inc., 1.625%, 5/1/30	3,790,000	3,152,587
		28,548,186
Biotechnology — 0.6%
AbbVie, Inc., 4.40%, 11/6/42	9,415,000	8,436,296
Amgen, Inc., 4.05%, 8/18/29	13,980,000	13,264,226
Amgen, Inc., 5.25%, 3/2/33	11,760,000	11,780,613
Amgen, Inc., 5.65%, 3/2/53	6,400,000	6,485,952
		39,967,087
Building Products — 0.1%
Fortune Brands Innovations, Inc., 5.875%, 6/1/33	2,195,000	2,198,961
Trane Technologies Financing Ltd., 5.25%, 3/3/33	2,700,000	2,734,658
		4,933,619
Capital Markets — 2.1%
Ameriprise Financial, Inc., 5.15%, 5/15/33	7,265,000	7,218,541
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	4,783,000	4,726,402
Charles Schwab Corp., VRN, 5.85%, 5/19/34	2,540,000	2,579,577
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	3,759,000	3,660,708
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	11,830,000	10,576,055
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	14,754,000	13,129,653
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	6,381,000	5,928,698
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	5,940,000	4,678,465
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,794,000	2,418,713
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(3)	2,825,000	2,777,368
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,647,436
Morgan Stanley, VRN, 2.63%, 2/18/26	14,569,000	13,819,775
Morgan Stanley, VRN, 0.99%, 12/10/26	4,700,000	4,192,790
Morgan Stanley, VRN, 5.12%, 2/1/29	2,086,000	2,058,536
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	5,808,645
Morgan Stanley, VRN, 2.70%, 1/22/31	13,045,000	11,100,125
Morgan Stanley, VRN, 2.51%, 10/20/32	4,830,000	3,903,460
Nasdaq, Inc., 5.55%, 2/15/34	4,995,000	5,016,917
Nasdaq, Inc., 5.95%, 8/15/53	2,218,000	2,272,582
Owl Rock Capital Corp., 3.40%, 7/15/26	1,084,000	961,083
Owl Rock Core Income Corp., 3.125%, 9/23/26	3,070,000	2,648,514
State Street Corp., VRN, 5.82%, 11/4/28	4,245,000	4,351,789
UBS Group AG, VRN, 1.49%, 8/10/27(3)	11,579,000	9,952,336
		133,428,168
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	3,208,354
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	6,737,000	5,754,247
Republic Services, Inc., 5.00%, 4/1/34	1,680,000	1,677,413
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,562,460
Waste Management, Inc., 2.50%, 11/15/50	3,000,000	1,920,023
		14,914,143
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	7,748,000	6,102,720
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	5,940,000	5,310,884
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,391,436
		8,702,320

Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,344,380
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,841,897
Pepperdine University, 3.30%, 12/1/59	6,183,000	4,358,673
		10,544,950
Diversified REITs — 0.2%
Federal Realty OP LP, 3.50%, 6/1/30	5,821,000	5,071,996
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	6,550,000	6,417,784
		11,489,780
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 5.40%, 2/15/34	3,420,000	3,427,561
AT&T, Inc., 4.50%, 5/15/35	7,307,000	6,721,250
AT&T, Inc., 4.90%, 8/15/37	5,435,000	5,105,278
AT&T, Inc., 4.55%, 3/9/49	3,509,000	2,981,998
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	3,700,000	3,194,943
Sprint Capital Corp., 6.875%, 11/15/28	10,944,000	11,610,417
Sprint Capital Corp., 8.75%, 3/15/32	5,150,000	6,230,068
Telefonica Emisiones SA, 4.90%, 3/6/48	4,295,000	3,588,750
Verizon Communications, Inc., 2.55%, 3/21/31	3,700,000	3,090,344
Verizon Communications, Inc., 4.27%, 1/15/36	6,690,000	6,036,694
Verizon Communications, Inc., 4.81%, 3/15/39	2,580,000	2,415,946
		54,403,249
Electric Utilities — 2.3%
AEP Texas, Inc., 5.40%, 6/1/33	2,888,000	2,874,979
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,287,626
Baltimore Gas & Electric Co., 5.40%, 6/1/53	2,785,000	2,832,887
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	6,137,371
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	3,297,000	3,292,972
Commonwealth Edison Co., 5.30%, 2/1/53	5,016,000	5,108,549
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,204,809
Duke Energy Corp., 2.55%, 6/15/31	4,270,000	3,521,373
Duke Energy Corp., 5.00%, 8/15/52	4,300,000	3,934,871
Duke Energy Florida LLC, 1.75%, 6/15/30	6,596,000	5,373,118
Duke Energy Florida LLC, 3.85%, 11/15/42	3,933,000	3,211,955
Duke Energy Indiana LLC, 5.40%, 4/1/53	1,132,000	1,142,829
Duke Energy Progress LLC, 2.00%, 8/15/31	8,150,000	6,563,346
Duke Energy Progress LLC, 4.15%, 12/1/44	6,243,000	5,185,819
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,339,250
Entergy Arkansas LLC, 2.65%, 6/15/51	3,298,000	2,061,988
Exelon Corp., 5.15%, 3/15/28	3,693,000	3,678,291
Florida Power & Light Co., 2.45%, 2/3/32	7,453,000	6,275,895
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,752,680
Georgia Power Co., 4.95%, 5/17/33	2,830,000	2,794,951
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,393,963
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	5,010,000	4,965,045
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	3,180,000	3,132,608
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	2,736,000	2,637,472
Northern States Power Co., 3.20%, 4/1/52	4,200,000	3,018,566
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,799,982
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(3)	2,785,000	2,691,359
Pacific Gas & Electric Co., 6.40%, 6/15/33	1,570,000	1,562,507
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,011,474
PECO Energy Co., 4.375%, 8/15/52	6,520,000	5,776,049
Public Service Co. of Colorado, 1.875%, 6/15/31	5,819,000	4,644,487
Public Service Electric & Gas Co., 3.10%, 3/15/32	4,354,000	3,809,354

Public Service Electric & Gas Co., 4.65%, 3/15/33	3,955,000	3,883,998
Southern Co., 5.20%, 6/15/33	3,444,000	3,418,273
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	6,205,000	4,879,344
Union Electric Co., 3.90%, 4/1/52	4,350,000	3,556,374
Union Electric Co., 5.45%, 3/15/53	4,540,000	4,635,761
Xcel Energy, Inc., 3.40%, 6/1/30	6,124,000	5,460,690
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,116,660
		145,969,525
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	2,870,000	2,823,756
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	3,249,000	3,031,858
Warnermedia Holdings, Inc., 4.28%, 3/15/32	1,778,000	1,577,687
Warnermedia Holdings, Inc., 5.14%, 3/15/52	4,635,000	3,777,111
		8,386,656
Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(3)	4,144,000	3,408,199
GE Capital Funding LLC, 4.55%, 5/15/32	6,600,000	6,413,924
		9,822,123
Food Products — 0.7%
JDE Peet's NV, 2.25%, 9/24/31(3)	7,952,000	6,163,519
Kraft Heinz Foods Co., 5.00%, 6/4/42	18,725,000	17,533,723
Mars, Inc., 4.75%, 4/20/33(3)	9,180,000	9,103,627
Mondelez International, Inc., 2.625%, 3/17/27	5,600,000	5,172,798
Nestle Holdings, Inc., 4.85%, 3/14/33(3)	5,560,000	5,677,565
		43,651,232
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(3)	8,381,000	6,189,117
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	7,118,000	6,889,232
Ashtead Capital, Inc., 5.55%, 5/30/33(3)	2,713,000	2,647,229
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	5,373,000	4,682,615
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,445,069
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	3,036,000	3,099,773
CSX Corp., 4.25%, 3/15/29	4,910,000	4,757,014
DAE Funding LLC, 1.55%, 8/1/24(3)	2,914,000	2,767,226
Union Pacific Corp., 3.55%, 8/15/39	9,116,000	7,668,874
United Rentals North America, Inc., 6.00%, 12/15/29(3)	3,000,000	2,995,862
		37,952,894
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 1.92%, 2/1/27	4,187,000	3,721,028
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,640,000	12,800,237
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	14,190,000	13,369,082
		29,890,347
Health Care Providers and Services — 1.6%
Centene Corp., 2.45%, 7/15/28	9,250,000	7,915,420
Centene Corp., 4.625%, 12/15/29	4,011,000	3,695,482
Centene Corp., 3.375%, 2/15/30	6,630,000	5,704,054
CVS Health Corp., 5.25%, 2/21/33	6,750,000	6,726,751
CVS Health Corp., 4.78%, 3/25/38	2,878,000	2,657,620
CVS Health Corp., 5.05%, 3/25/48	7,160,000	6,604,782
CVS Health Corp., 5.625%, 2/21/53	9,345,000	9,296,796
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,256,713
Elevance Health, Inc., 5.125%, 2/15/53	2,890,000	2,804,674
HCA, Inc., 2.375%, 7/15/31	4,660,000	3,729,749

HCA, Inc., 5.50%, 6/1/33	5,821,000	5,814,299
HCA, Inc., 5.90%, 6/1/53	6,390,000	6,336,276
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,916,314
Roche Holdings, Inc., 2.61%, 12/13/51(3)	8,090,000	5,489,289
UnitedHealth Group, Inc., 4.50%, 4/15/33	12,335,000	12,021,172
UnitedHealth Group, Inc., 5.875%, 2/15/53	4,270,000	4,747,392
UnitedHealth Group, Inc., 5.05%, 4/15/53	5,900,000	5,868,770
Universal Health Services, Inc., 1.65%, 9/1/26	7,147,000	6,251,685
		100,837,238
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 3.50%, 10/15/32	3,656,000	3,160,518
Starbucks Corp., 4.75%, 2/15/26	7,460,000	7,393,746
		10,554,264
Household Durables — 0.1%
DR Horton, Inc., 2.50%, 10/15/24	5,488,000	5,250,087
Household Products — 0.2%
Clorox Co., 1.80%, 5/15/30	7,005,000	5,734,577
Clorox Co., 4.60%, 5/1/32	6,744,000	6,592,518
		12,327,095
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.50%, 1/15/34	5,775,000	5,652,470
Insurance — 0.2%
Allstate Corp., 5.25%, 3/30/33	6,417,000	6,402,902
Five Corners Funding Trust III, 5.79%, 2/15/33(3)	3,109,000	3,153,726
Progressive Corp., 4.95%, 6/15/33	5,130,000	5,090,578
		14,647,206
IT Services — 0.1%
International Business Machines Corp., 4.75%, 2/6/33	4,900,000	4,809,439
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	5,175,000	3,575,997
Machinery — 0.3%
John Deere Capital Corp., 4.75%, 1/20/28	10,792,000	10,790,904
John Deere Capital Corp., 4.85%, 10/11/29	2,608,000	2,607,526
John Deere Capital Corp., 4.70%, 6/10/30	5,300,000	5,268,735
		18,667,165
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	5,540,000	5,211,958
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	4,060,000	3,197,416
Comcast Corp., 3.20%, 7/15/36	6,000,000	4,927,039
Comcast Corp., 3.75%, 4/1/40	8,342,000	7,033,772
Comcast Corp., 2.94%, 11/1/56	5,885,000	3,836,602
Cox Communications, Inc., 3.15%, 8/15/24(3)	1,806,000	1,745,614
Cox Communications, Inc., 3.85%, 2/1/25(3)	3,245,000	3,141,184
Cox Communications, Inc., 5.70%, 6/15/33(3)	4,930,000	4,974,930
Fox Corp., 5.48%, 1/25/39	3,480,000	3,253,829
Paramount Global, 4.00%, 1/15/26	6,995,000	6,660,733
Paramount Global, 4.95%, 1/15/31	5,165,000	4,656,617
WPP Finance 2010, 3.75%, 9/19/24	1,248,000	1,210,413
		49,850,107
Metals and Mining — 0.2%
Glencore Funding LLC, 2.625%, 9/23/31(3)	8,280,000	6,671,712
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	3,817,000	2,999,933
South32 Treasury Ltd., 4.35%, 4/14/32(3)	5,400,000	4,743,357
		14,415,002

Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(3)	4,670,000	4,159,546
Ameren Corp., 3.50%, 1/15/31	8,083,000	7,218,268
Ameren Illinois Co., 4.95%, 6/1/33	3,300,000	3,275,851
CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	4,051,758
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,455,766
DTE Energy Co., 4.875%, 6/1/28	3,840,000	3,759,138
Sempra Energy, 3.25%, 6/15/27	4,523,000	4,188,328
Sempra Energy, 5.50%, 8/1/33	7,700,000	7,654,865
WEC Energy Group, Inc., 1.375%, 10/15/27	4,490,000	3,837,778
		42,601,298
Office REITs†
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	639,000	604,681
Oil, Gas and Consumable Fuels — 1.6%
Aker BP ASA, 6.00%, 6/13/33(3)	9,460,000	9,469,281
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,820,000	3,655,837
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,861,405
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	6,188,649
Enbridge, Inc., 5.70%, 3/8/33	6,223,000	6,311,282
Energy Transfer LP, 5.75%, 2/15/33	5,588,000	5,632,263
Energy Transfer LP, 4.90%, 3/15/35	4,927,000	4,523,607
Enterprise Products Operating LLC, 4.85%, 3/15/44	4,503,000	4,161,693
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,865,362
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	11,398,200	9,172,157
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,003,000	3,082,299
MPLX LP, 5.65%, 3/1/53	1,632,000	1,527,366
Occidental Petroleum Corp., 6.625%, 9/1/30	7,135,000	7,420,400
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,784,520
Petroleos Mexicanos, 6.70%, 2/16/32	1,000,000	761,235
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	733,143
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	13,125,000	11,319,341
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	8,620,000	8,489,892
Saudi Arabian Oil Co., 1.625%, 11/24/25(3)	3,000,000	2,745,498
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,809,550
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,915,665
Western Midstream Operating LP, 6.15%, 4/1/33	3,650,000	3,683,835
		104,114,280
Personal Care Products — 0.3%
Haleon US Capital LLC, 4.00%, 3/24/52	2,795,000	2,325,396
Kenvue, Inc., 5.10%, 3/22/43(3)	13,805,000	14,044,161
		16,369,557
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	5,441,000	3,542,167
Eli Lilly & Co., 4.875%, 2/27/53	4,600,000	4,728,390
Merck & Co., Inc., 5.00%, 5/17/53	1,671,000	1,694,093
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	7,980,000	7,953,036
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	9,950,000	9,978,970
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	6,300,000	6,554,937
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	12,790,000	12,151,992
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,363,461
		47,967,046
Retail REITs — 0.2%
Kimco Realty OP LLC, 4.60%, 2/1/33	9,885,000	9,151,378
NNN REIT, Inc., 4.80%, 10/15/48	4,265,000	3,522,951
		12,674,329

Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.42%, 4/15/33(3)	3,755,000	3,141,886
Intel Corp., 5.20%, 2/10/33	7,900,000	7,978,947
Intel Corp., 5.70%, 2/10/53	3,920,000	3,990,640
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	9,090,000	7,412,943
		22,524,416
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36	2,760,000	2,305,247
Oracle Corp., 3.60%, 4/1/40	7,670,000	5,937,045
		8,242,292
Specialized REITs — 0.2%
American Tower Corp., 5.55%, 7/15/33	1,751,000	1,764,640
Crown Castle, Inc., 4.15%, 7/1/50	4,039,000	3,210,373
Equinix, Inc., 2.90%, 11/18/26	6,065,000	5,566,327
Equinix, Inc., 1.80%, 7/15/27	4,115,000	3,569,174
		14,110,514
Specialty Retail — 0.3%
Lowe's Cos., Inc., 2.625%, 4/1/31	11,420,000	9,649,766
Lowe's Cos., Inc., 5.75%, 7/1/53	7,760,000	7,913,476
O'Reilly Automotive, Inc., 4.70%, 6/15/32	4,287,000	4,130,679
		21,693,921
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.95%, 8/8/52	10,295,000	9,080,919
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,840,000	2,154,138
		11,235,057
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(3)	3,703,000	3,579,709
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	7,117,000	6,035,222
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.875%, 6/19/49	6,355,000	5,633,455
TOTAL CORPORATE BONDS (Cost $1,563,814,548)		1,466,505,870
COLLATERALIZED LOAN OBLIGATIONS — 5.1%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.19%, (3-month LIBOR plus 1.90%), 10/27/33(3)	9,900,000	9,430,995
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.32%, (1-month SOFR plus 2.23%), 2/19/38(3)	8,620,000	8,613,969
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 6.87%, (3-month LIBOR plus 1.60%), 7/22/32(3)	12,140,000	11,877,749
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.29%, (1-month LIBOR plus 1.10%), 5/15/36(3)	9,844,500	9,672,203
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/29(3)	8,900,000	8,666,724
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.86%, (1-month LIBOR plus 1.70%), 6/16/36(3)	9,500,000	8,993,755
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.08%, (1-month LIBOR plus 0.92%), 1/18/36(3)	10,726,338	10,532,295
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.71%, (1-month LIBOR plus 1.55%), 1/18/36(3)	5,768,000	5,469,860
BDS Ltd., Series 2021-FL8, Class D, VRN, 7.06%, (1-month LIBOR plus 1.90%), 1/18/36(3)	7,200,000	6,782,241
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.27%, (3-month LIBOR plus 1.02%), 4/20/31(3)	9,375,000	9,296,737
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.12%, (1-month SOFR plus 1.01%), 2/15/38(3)	7,332,604	6,984,956
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.87%, (1-month SOFR plus 1.76%), 2/15/38(3)	11,971,000	10,450,327
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/15/30(3)	5,725,000	5,632,783
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(3)	8,150,000	7,983,778
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(3)	6,388,174	6,348,224
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 6.82%, (3-month LIBOR plus 1.56%), 7/23/33(3)	13,925,000	13,616,529
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.39%, (3-month SOFR plus 2.40%), 1/20/33(3)	12,350,000	12,309,078
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.66%, (3-month LIBOR plus 1.40%), 11/22/33(3)	2,697,743	2,688,526
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.66%, (1-month SOFR plus 2.58%), 8/17/37(3)	9,545,000	9,531,933

Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.61%, (3-month LIBOR plus 1.35%), 1/18/31(3)	9,415,000	9,344,085
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/18/30(3)	9,725,000	9,478,381
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.40%, (3-month LIBOR plus 1.15%), 7/20/31(3)	8,425,000	8,377,690
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.81%, (1-month LIBOR plus 1.65%), 2/15/39(3)	12,900,000	12,250,851
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.61%, (1-month LIBOR plus 1.45%), 10/16/36(3)	17,817,000	17,224,840
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.77%, (3-month LIBOR plus 1.50%), 7/19/30(3)	13,675,000	13,265,341
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.65%, (3-month LIBOR plus 1.40%), 7/20/29(3)	7,000,000	6,905,797
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.89%, (3-month SOFR plus 1.90%), 10/15/30(3)	9,325,000	9,152,609
PFP Ltd., Series 2021-8, Class C, VRN, 6.96%, (1-month LIBOR plus 1.80%), 8/9/37(3)	13,851,000	13,084,972
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(3)	9,005,500	8,972,353
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.95%, (3-month LIBOR plus 1.70%), 1/20/32(3)	12,115,000	11,710,880
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.91%, (3-month LIBOR plus 1.65%), 4/25/31(3)	12,125,000	11,857,487
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.83%, (3-month LIBOR plus 1.57%), 10/18/30(3)	9,275,000	9,175,515
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.32%, (3-month SOFR plus 3.27%), 7/20/31(3)	8,300,000	8,301,143
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(3)	8,144,372	8,099,571
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $329,487,937)		322,084,177
ASSET-BACKED SECURITIES — 4.3%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	10,191,618	8,669,019
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	10,582,000	9,087,378
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(3)	13,712,490	12,673,556
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	11,507,435	9,928,804
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	7,256,207	6,592,847
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(3)	2,817,198	2,578,424
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	23,904,517	19,561,809
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	30,418,953	26,859,601
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	14,858,565	13,563,989
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	15,900,000	13,681,308
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	9,000,000	7,705,788
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	19,850,000	17,352,882
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	7,528,085	6,706,182
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	8,872,294	7,356,943
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	6,658,453	5,458,529
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(3)	17,649,527	15,370,207
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	17,850,471	15,525,804
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(3)	17,819,867	15,542,310
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	23,177,000	19,355,959
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	9,500,000	8,371,452
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(3)	10,134,000	9,585,159
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	3,019,048	2,769,718
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	11,943,878	11,763,900
Taco Bell Funding LLC, Series 2016-1A, Class A23, SEQ, 4.97%, 5/25/46(3)	8,836,000	8,520,541
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	2,279,139	2,190,072
TOTAL ASSET-BACKED SECURITIES (Cost $313,320,487)		276,772,181
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Agate Bay Mortgage Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(3)	297,159	265,571
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.65%, (1-month LIBOR plus 2.50%), 7/25/29(3)	11,080,000	11,077,638
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.10%, (1-month LIBOR plus 1.95%), 7/25/29(3)	4,574,681	4,586,240
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	10,268,769	9,154,529
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	15,206	13,794
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(3)	1,369,278	1,255,548
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	3,232,098	2,673,798

Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(3)	6,337,497	5,356,229
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	9,000,000	8,257,589
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.77%, (30-day average SOFR plus 2.70%), 10/25/33(3)	7,602,905	7,617,407
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	16,145,885	14,515,905
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	2,648,244	2,185,413
Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.70%, (1-month LIBOR plus 1.55%), 7/25/33(3)	1,384,119	1,383,291
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(3)	6,625,000	6,667,259
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	141,901	125,687
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	2,214,997	1,946,699
MFA Trust, Series 2021-INV1, Class A3, SEQ, VRN, 1.26%, 1/25/56(3)	1,006,332	887,236
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	11,416,933	9,590,840
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(3)	2,083,565	1,818,090
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(3)	1,488,267	1,303,893
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.90%, (1-month LIBOR plus 0.75%), 5/25/55(3)	7,800,000	7,745,780
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	14,227,668	11,028,496
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.77%, (30-day average SOFR plus 1.70%), 12/27/33(3)	6,659,633	6,651,438
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	1,001,507	886,625
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	7,888,000	7,034,522
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	2,577,095	2,221,122
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	3,040,804	2,622,019
		128,872,658
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.87%, (30-day average SOFR plus 2.80%), 10/25/50(3)	2,445,752	2,487,903
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 6/25/43(3)	4,600,000	4,600,000
FHLMC, Series 3397, Class GF, VRN, 5.69%, (1-month LIBOR plus 0.50%), 12/15/37	863,365	861,233
FNMA, Series 2013-C01, Class M2, VRN, 10.40%, (1-month LIBOR plus 5.25%), 10/25/23	5,191,779	5,250,845
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,405,477	1,418,195
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.15%, (1-month LIBOR plus 3.00%), 10/25/29	1,790,000	1,828,507
GNMA, Series 2007-5, Class FA, VRN, 5.29%, (1-month LIBOR plus 0.14%), 2/20/37	721,844	720,171
		17,166,854
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $159,470,978)		146,039,512
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,244,000	3,828,902
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	2,374,752
California State University Rev., 2.98%, 11/1/51	4,000,000	2,885,553
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,431,649
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	5,017,819
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	8,780,733
Houston GO, 3.96%, 3/1/47	2,500,000	2,221,311
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	3,002,075
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,445,000	1,603,074
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,389,812
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,841,482
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	103,065
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	3,236,000	4,061,149
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,184,024
New York City GO, 5.97%, 3/1/36	500,000	544,003
New York City GO, 6.27%, 12/1/37	335,000	373,743
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	1,425,000	1,620,915
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	393,336
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,144,978
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,630,000	1,751,117
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,305,538

Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,902,656
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,070,000	3,250,916
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,497,247
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,352,000	1,478,953
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,630,000	1,579,801
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,970,000	2,116,000
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,060,000	2,154,929
State of California GO, 4.60%, 4/1/38	3,035,000	2,915,042
State of California GO, 7.55%, 4/1/39	3,220,000	4,064,635
State of California GO, 7.30%, 10/1/39	2,605,000	3,151,175
State of California GO, 7.60%, 11/1/40	455,000	582,111
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	3,865,000	3,985,287
University of California Rev., 3.07%, 5/15/51	3,480,000	2,465,313
TOTAL MUNICIPAL SECURITIES (Cost $99,296,740)		86,003,095
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 6.25%, 7/15/32	1,000,000	1,162,473
FNMA, 0.75%, 10/8/27	29,724,000	25,800,276
FNMA, 0.875%, 8/5/30	4,300,000	3,458,830
FNMA, 6.625%, 11/15/30	10,000,000	11,609,499
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	4,043,727
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,256,657)		46,074,805
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)	8,839,868	7,243,224
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)	6,708,000	5,369,489
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.59%, (1-month LIBOR plus 2.40%), 9/15/36(3)	10,600,000	9,913,777
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 7.31%, (1-month LIBOR plus 2.12%), 11/15/38(3)	9,260,000	8,904,660
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,966,276)		31,431,150
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	2,560,139
Chile Government International Bond, 3.625%, 10/30/42	1,697,000	1,376,822
		3,936,961
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	5,118,665
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,415,039
Poland†
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	228,215
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	1,239,000	1,131,189
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	2,397,473
		3,528,662
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,071,117)		19,227,542
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $5,772,485)	5,774,432	5,764,644
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	117,559	117,559

Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $15,323,225), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $14,936,510)		14,930,264
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50% - 4.125%, 11/15/32 - 8/15/41, valued at $82,573,128), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $80,988,001)		80,954,000
		95,884,264
Treasury Bills(5) — 1.0%
U.S. Treasury Bills, 5.23%, 6/13/24	70,000,000	66,551,902
TOTAL SHORT-TERM INVESTMENTS (Cost $162,641,497)		162,553,725
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $6,610,172,194)		6,293,687,397
OTHER ASSETS AND LIABILITIES — 1.2%		73,502,594
TOTAL NET ASSETS — 100.0%		$6,367,189,991

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	244	September 2023	$35,608,661	$(85,587)
U.S. Treasury 2-Year Notes	3,004	September 2023	610,844,625	(5,524,601)
U.S. Treasury 5-Year Notes	390	September 2023	41,766,563	(120,979)
U.S. Treasury 10-Year Notes	1,346	September 2023	151,109,531	(934,802)
U.S. Treasury 10-Year Ultra Notes	1,549	September 2023	183,459,687	(1,737,347)
U.S. Treasury Long Bonds	605	September 2023	76,778,281	(675,199)
U.S. Treasury Ultra Bonds	111	September 2023	15,120,281	(101,904)
			$1,114,687,629	$(9,180,419)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 40	Buy	(1.00)%	6/20/28	$309,700,000	$(3,531,015)	$(1,196,127)	$(4,727,142)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$24,000,000	$149	$91,169	$91,318
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	158	114,723	114,881
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	159	114,722	114,881
					$466	$320,614	$321,080

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,386,580.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $954,575,797, which represented 15.0% of total net assets.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,107,496,928	—
U.S. Government Agency Mortgage-Backed Securities	—	1,623,733,768	—
Corporate Bonds	—	1,466,505,870	—
Collateralized Loan Obligations	—	322,084,177	—
Asset-Backed Securities	—	276,772,181	—
Collateralized Mortgage Obligations	—	146,039,512	—
Municipal Securities	—	86,003,095	—
U.S. Government Agency Securities	—	46,074,805	—
Commercial Mortgage-Backed Securities	—	31,431,150	—
Sovereign Governments and Agencies	—	19,227,542	—
Bank Loan Obligations	—	5,764,644	—
Short-Term Investments	$117,559	162,436,166	—
	$117,559	$6,293,569,838	—
Other Financial Instruments
Swap Agreements	—	$321,080	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,094,832	$85,587	—
Swap Agreements	—	4,727,142	—
	$9,094,832	$4,812,729	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.